Income taxes - Unrecognized deferred tax assets and investment tax credit (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Research And Development Expenses, Without Time Limitation [Member] | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributed and temporary difference for which no deferred tax assets was recognized	$ 11,399,104	$ 9,917,779
Research And Development Expenses, Without Time Limitation [Member] | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributed and temporary difference for which no deferred tax assets was recognized		9,511,671
Federal Research And Development Investment Tax Credits [Member] | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributed and temporary difference for which no deferred tax assets was recognized	3,331,636	2,203,386
Federal Research And Development Investment Tax Credits [Member] | 2029 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributed and temporary difference for which no deferred tax assets was recognized	299,881
Federal Research And Development Investment Tax Credits [Member] | 2030 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributed and temporary difference for which no deferred tax assets was recognized	89,879
Federal Research And Development Investment Tax Credits [Member] | 2031 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributed and temporary difference for which no deferred tax assets was recognized	223,759
Federal Research And Development Investment Tax Credits [Member] | 2032 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributed and temporary difference for which no deferred tax assets was recognized	186,031
Federal Research And Development Investment Tax Credits [Member] | 2033 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributed and temporary difference for which no deferred tax assets was recognized	105,216
Federal Research And Development Investment Tax Credits [Member] | 2034 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributed and temporary difference for which no deferred tax assets was recognized	212,609	361,430
Federal Research And Development Investment Tax Credits [Member] | 2035 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributed and temporary difference for which no deferred tax assets was recognized	488,555	488,555
Federal Research And Development Investment Tax Credits [Member] | 2036 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributed and temporary difference for which no deferred tax assets was recognized	359,594	359,594
Federal Research And Development Investment Tax Credits [Member] | 2037 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributed and temporary difference for which no deferred tax assets was recognized	253,885	253,885
Federal Research And Development Investment Tax Credits [Member] | 2038 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributed and temporary difference for which no deferred tax assets was recognized	186,015	186,015
Federal Research And Development Investment Tax Credits [Member] | 2039 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributed and temporary difference for which no deferred tax assets was recognized	465,535	411,540
Federal Research And Development Investment Tax Credits [Member] | 2040 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributed and temporary difference for which no deferred tax assets was recognized	101,562	$ 142,367
Federal Research And Development Investment Tax Credits [Member] | 2041 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributed and temporary difference for which no deferred tax assets was recognized	$ 359,115